Subsequent Events (Details) - USD ($)	Feb. 28, 2017	Jan. 31, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	May 31, 2015	Feb. 28, 2015
Subsequent Event [Line Items]
Share repurchase program, authorized amount			$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 400,000,000	$ 750,000,000	$ 250,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Share repurchase program, authorized amount	$ 350,000,000
January 2017 Notes [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Face amount		$ 600,000,000
Stated interest rate		3.50%